BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings
IN MILLIONS OF USD	31.12.2019	31.12.2018
Borrowings, related parties, current	45.9	51.4
Borrowings, related parties, non-current	503.1	492.6
Total	549.0	544.0